SCHEDULE OF INTANGIBLE ASSETS (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Less: accumulated amortization	£ (9,241,095)	£ (8,241,095)
Intangible assets, net	10,758,905	11,758,905
Developed Technology Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Developed technology	£ 20,000,000	£ 20,000,000